Note 7 - Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Summary of Finance and Operating Right-of-Use Assets [Table Text Block]
	March 31, 2026	December 31, 2025
Finance leases:
Office equipment	$141	$152
Finance lease right-of-use assets, net	$141	$152

Operating Leases:
Facilities	$284	$363
Operating lease right-of-use assets, net	$284	$363

	December 31, 2025	December 31, 2024
Finance leases:
Office equipment	$152	$177
Finance lease right-of-use assets, net	$152	$177

Operating Leases:
Facilities	$363	$653
Office equipment	-	47
Operating lease right-of-use assets, net	$363	$700

Summary of Future Minimum Operating and Finance Lease Payments [Table Text Block]
	Operating Lease	Finance Leases
2026 (nine months remaining)	$310	$63
2027	34	32
Undiscounted total	344	95
Less: imputed interest	(15)	(7)
Present value of future minimum payments	329	88
Current portion of lease liability	(329)	(79)
Lease liability, net of current portion	$-	$9

	December 31, 2025
	Operating Leases	Finance Lease
2026	$412	$88
2027	34	32
Undiscounted total	446	120
Less: imputed interest	(26)	(13)
Present value of future minimum payments	420	107
Current portion of lease liability	(386)	(77)
Lease liability, net of current portion	$34	$30

Lease, Cost [Table Text Block]
	Three Months Ended March 31,
	2026	2025
Operating lease cost	$90	$104
Short-term lease cost	5	9
Variable lease cost	4	17
Total operating lease cost	$99	$130

	Year Ended December 31,
	2025	2024
Operating lease cost	$359	$384
Short-term lease cost	53	11
Variable lease cost	15	29
Total operating lease cost	$427	$424